Condensed Financial Information of the Company - Consolidated Statement of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Net cash used in operating activities	¥ (172,256)	$ (24,631)	¥ (238,323)	¥ 550,462
Net cash provided by (used in) investing activities	(65,567)	(9,377)	(34,090)	(49,061)
Net cash used in financing activities	(64,221)	(9,183)	69,113	(6,778)
Effect of exchange rate changes on cash and cash equivalents	(24,362)	(3,484)	16,140	9,073
Net increase (decrease) in cash and cash equivalents and restricted cash	(326,406)	(46,675)	(187,160)	503,696
Cash and cash equivalents and restricted cash at beginning of the year	1,833,031	262,120	2,020,191	1,516,495
Cash and cash equivalents and restricted cash at end of the year	1,506,625	215,445	1,833,031	2,020,191
Parent Company [Member]
Net cash used in operating activities	(10,871)	(1,555)	(12,681)	(12,315)
Net cash provided by (used in) investing activities	(30,612)	(4,377)	(35,746)	82,830
Net cash used in financing activities				(2,503)
Effect of exchange rate changes on cash and cash equivalents	(2,798)	(400)	2,552	3,270
Net increase (decrease) in cash and cash equivalents and restricted cash	(44,281)	(6,332)	(45,875)	71,282
Cash and cash equivalents and restricted cash at beginning of the year	156,153	22,329	202,028	130,746
Cash and cash equivalents and restricted cash at end of the year	¥ 111,872	$ 15,997	¥ 156,153	¥ 202,028